                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01241
                                                      ---------

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[ATLANTA CAP LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

ATLANTA CAPITAL INTERMEDIATE BOND FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

   From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of September 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

Atlanta Capital Intermediate Bond Fund Class I shares had a total return of 3.20% during the year ended September 30, 2003. That return was the result of a decrease in net asset value (NAV) per share from $10.37 on September 30, 2002, to $10.06 on September 30, 2003, and the reinvestment of $0.369 per share in dividends and $0.258 per share in capital gains distributions.

The Fund's Class R shares had a total return of 2.69% during the year ended September 30, 2003. That return was the result of a decrease in (NAV) per share from $10.37 on September 30, 2002, to $10.06 on September 30, 2003, and the reinvestment of $0.319 per share in dividends and $0.258 per share in capital gains distributions.

Based on the Fund's most recent distributions and NAVs of $10.06 for Class I and $10.06 for Class R, Class I and Class R had distribution rates of 3.48% and 2.98%, respectively, on September 30, 2003.(1) The Fund's SEC 30-day yields were 1.78% and 1.27%, respectively, at September 30, 2003.(2)

The Lehman U.S. Intermediate Aggregate Index - a broad-based index of intermediate-maturity bonds - had a total return of 4.96% for the one-year period ended September 30, 2003.(3)

TECHNOLOGY, RETAILING AND CONSTRUCTION HAVE LED THE ECONOMY IN THE EARLY STAGES OF RECOVERY...

While the pace of job growth was disappointing, the U.S. economy improved noticeably in the year ended September 30, 2003. The passage of significant tax legislation appeared to give consumer spending a boost. Capital spending, which has lagged the recovery rate of past expansions, was at last showing signs of recovery in late summer and early fall, as manufacturers of industrial equipment reported stronger orders. With inflation largely held at bay, the Federal Reserve maintained an accommodative monetary policy. The Fed lowered its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June.

BONDS REMAIN AN IMPORTANT COMPONENT OF INVESTORS' PORTFOLIOS ...

As strong proponents of asset allocation, we believe that a balanced portfolio can benefit investors in a broad range of market conditions. A diversified portfolio that includes bonds is critical for investors. Please read the pages that follow for expanded commentary from the Atlanta Capital investment team of Gregory L. Coleman and James A. Womack.

                                        Sincerely,


                                        /s/ Thomas E. Faust Jr.
                                        Thomas E. Faust Jr.
                                        President
                                        November 12, 2003

Fund Information
as of September 30, 2003

PERFORMANCE(4)                                          CLASS I   CLASS R
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                 3.20%     2.69%
Life of Fund+                                            6.29%     5.77%

+   Inception Dates - Class I: 4/30/02; Class R: 4/30/02

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(3) It is not possible to invest directly in an index.

(4) Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will vary.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of September 30, 2003

MANAGEMENT DISCUSSION

AN INTERVIEW WITH GREGORY L. COLEMAN AND JAMES A. WOMACK, WHO CONSITUTE THE INVESTMENT TEAM MANAGING ATLANTA CAPITAL INTERMEDIATE BOND FUND.

[PHOTO OF GREGORY L. COLEMAN AND JAMES A. WOMACK]

Gregory L. Coleman
James A. Womack

Q: WHAT WAS THE OVERALL MARKET ENVIRONMENT FOR THE FUND FOR THE YEAR ENDED
   SEPTEMBER 30, 2003?

A: MR.COLEMAN: For much of the 12-month period, the environment for bonds was robust. Falling inflation, a soft economy, negative job growth, and a Federal Reserve that lowered short rates to one percent, was the recipe for yet another bond market rally. The intermediate sector, as measured by the Lehman Govt/Credit (Ex-Baa) +ABS +MBS Index, returned 4.31%.* For much of the first half of 2003, the war with Iraq cast further doubt on whether the U.S. economy would ever demonstrate sustained long-term growth. However, in the second quarter, President Bush and Congress passed another large stimulus package accelerating previously enacted marginal tax rate cuts, issued child tax credits, and lowered tax rates on long-term capital gains and dividends to 15%. With this much high-powered stimulus in the system, it was only a matter of time before the economy accelerated on a more normal cyclical recovery pattern. That time was the calendar third quarter of 2003. Led by consumer spending, which grew at a 6.4% rate, overall real GDP growth accelerated at a 8.2% rate. Corporate profits and capital spending also improved sharply, giving the consumer some much-needed help in carrying the economic ball. Against this backdrop, interest rates rose sharply in the last three months, causing bond yields to be higher at September 30, versus the lows of mid-June. The rising rates across all maturities even produced negative total returns for some of the longer maturity indices over the last three months.*

Q: HOW DID THE VARIOUS SECTORS WITHIN THE INVESTMENT GRADE BOND MARKET PERFORM
   OVER THE LAST 12 MONTHS?

A: MR. WOMACK: Three of the four major sectors in the Lehman U.S. Intermediate
   Aggregate Index outperformed equivalent maturity Treasuries over the last year. Asset-backed and agency securities were two of the sectors that beat Treasuries, outperforming by a solid 1.3% and 0.8%, respectively, over the last 12 months. While the asset-backed and agency sectors were meaningful contributors to returns, the corporate sector was the biggest contributor to index performance. For the year ending September 30, 2003, corporate bonds outperformed Treasuries by 6.9% (the best 12-month period of excess returns on record), as investors sought higher yields from lower-

   * It is not possible to invest directly in an Index.

[CHART]

FUND SECTOR WEIGHTINGS(1)

Asset Backed Securities                 15.9%
Corporate Bonds and Notes               13.5%
Collateralized Mortgage Obligations     17.5%
Government Agencies                     16.5%
Mortgage-Backed Securities               0.3%
U.S. Treasury Obligations               24.7%
Short-Term Investments                   8.2%
Other Assets, Less Liabilites            3.4%

(1) Fund Sector Weightings are determined by dividing the total market value of the holdings by the total net assets of the Fund. Because the Fund is actively managed, Fund Sector Weightings are subject to change.

   quality issues. Within the corporate sector, lower quality issues were the best performers. 'BBB' rated corporates, the lowest investment grade sector, outperformed by 11.8% while single 'A' and 'AA' rated corporates outperformed by 5.6% and 3.2%, respectively. 'AAA' rated corporates beat Treasuries by just 0.2%.

   The mortgage-backed securities sector was the only sector to underperform Treasuries, giving up 0.3% of relative performance to Treasuries. Increased interest rate volatility - specifically, the record low in interest rates reached in mid-June and the subsequent higher rates in July - created significant uncertainty in assessing mortgage prepayment rates. Record low interest rates fueled a surge in home mortgage refinancing, thus shortening the expected maturity of mortgage-backed securities (at a time when longer maturities were valued by the market). In July, the expected maturities of mortgage-backeds lengthened (at a time when shorter maturities were valued by the market) as investors began to forecast fewer mortgage prepayments.

Q: DID SECTOR ALLOCATION HAVE A NEGATIVE IMPACT ON THE FUND'S RELATIVE
   PERFORMANCE?

A: MR. WOMACK: Yes, the Fund's underweight position in corporate bonds detracted from relative performance over the last year. The Fund's corporate holdings averaged about 14% over the year versus 24% for the Lehman U.S. Intermediate Aggregate Index.* The below-market weighting in corporate bonds more than offset the benefits of being overweighted in asset-backed securities and underweighted in mortgage-backed securities over the last 12 months.

Q: WITH INCREASED BANKRUPTCY FILINGS, ARE YOU CONCERNED ABOUT POTENTIALLY RISING
   MORTGAGE DELINQUENCIES AND DEFAULTS?

A: MR. COLEMAN: No. Traditional first mortgage lending continues to produce only diminimus credit problems. For example, credit losses at Freddie Mac are running a remarkably low one basis point (one one-hundredth of a percent). As the economic recovery gathers steam, delinquency rates across all consumer credit categories are likely to fall. Housing values, while up appreciably in the last five years, are still well below those of the U.K. and Japan when compared to household income.


*   It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of September 30, 2003

PERFORMANCE

[CHART]

Comparison of Change in Value of a $10,000 Investment in Atlanta Capital Intermediate Bond Fund, Class I and Class R, vs. the Lehman U.S. Intermediate Aggregate Index* and the
Lehman Govt/Credit (Ex-Baa) + ABS + MBS Index*

                ATLANTA CAPITAL      ATLANTA CAPITAL       LEHMAN U.S.     LEHMAN GOV'T/
                 INTERMEDIATE         INTERMEDIATE        INTERMEDIATE    CREDIT (EX-Baa)
              BOND FUND, CLASS I   BOND FUND, CLASS R   AGGREGATE INDEX   + ABS + MBS INDEX
 4/30/2002          10,000               10,000            10,000.00          10,000.00
 5/31/2002          10,089               10,085            10,087.66          10,083.00
 6/30/2002          10,207               10,199            10,175.91          10,184.84
 7/31/2002          10,347               10,335            10,297.61          10,330.48
 8/31/2002          10,438               10,420            10,420.71          10,441.02
 9/30/2002          10,567               10,546            10,559.98          10,577.79
10/31/2002          10,544               10,519            10,553.19          10,577.79
11/30/2002          10,509               10,479            10,540.61          10,549.23
12/31/2002          10,657               10,622            10,721.31          10,721.19
 1/31/2003          10,646               10,607            10,731.99          10,727.62
 2/28/2003          10,749               10,705            10,851.50          10,839.19
 3/31/2003          10,749               10,700            10,857.88          10,840.27
 4/30/2003          10,790               10,737            10,925.07          10,895.56
 5/31/2003          10,928               10,871            11,060.85          11,015.41
 6/30/2003          10,906               10,844            11,063.15          11,015.41
 7/31/2003          10,680               10,614            10,796.79          10,756.55
 8/31/2003          10,712               10,642            10,843.61          10,804.95
 9/30/2003          10,905               10,829            11,083.41          11,034.02

PERFORMANCE+                                              CLASS I   CLASS R
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                   3.20%     2.69%
Life of Fund+                                              6.29%     5.77%

+ Inception Dates - Class I: 4/30/02; Class R: 4/30/02

* Source: Thomson Financial.; Lehman Brothers.
  The chart compares the Fund's total return with those of the Lehman U.S. Intermediate Aggregate Index, a broad-based index of intermediate-maturity bonds, and the Lehman Govt/Credit (Ex-Baa) + ABS + MBS Index, a market-value weighted index that covers U.S. investment-grade, fixed-rate bonds rated A3 or better by Moody's Investors Service, Inc., with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in both Indexes are U.S. domestic, taxable and dollar-denominated. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Indexes. The Indexes' total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. It is not possible to invest directly in an Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Returns are calculated by determining the percentage change in net asset value
  (NAV) with all distributions reinvested.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of September 30, 2003

PORTFOLIO OF INVESTMENTS

ASSET BACKED SECURITIES -- 15.9%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust,
Series 2003-1, Class A3, 1.97%, 4/15/07                       $           275   $    277,081

Carmax Auto Owner Trust, Series 2002-2,
Class A4, 3.34%, 2/15/08                                                  250        257,706

Chase Manhattan Auto Owner Trust, Series 2003-B,
Class A3, 1.82%, 7/16/07                                                  500        499,922

Chemical Master Credit Card Trust, Series 1996-2,
Class A, 5.98%, 9/15/08                                                   175        187,192

CIT Group Home Equity Loan Trust, Series 2002-1,
Class AF2, 4.57%, 1/25/23                                                  66         66,441

Daimler Chrysler Auto Trust, Series 2001-C,
Class A3, 4.21%, 7/6/05                                                   362        365,460

Discover Card Master Trust I, Series 2001-5,
Class A, 5.30%, 11/16/06                                                  100        102,589

Ford Credit Auto Owner Trust, Series 2000-G,
Class A4, 6.62%, 7/15/04                                                    5          4,921

Residential Asset Securities Corp., Series 2001-KS2,
Class A13, 5.751%, 3/25/27                                                187        187,973
--------------------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
   (IDENTIFIED COST, $1,939,125)                                                $  1,949,285
--------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 13.5%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
Citigroup, Inc., 6.50%, 1/18/11                               $           250   $    286,088
Countrywide Home Loan, 5.625%, 7/15/09                                    250        271,962
Emerson Electric, 7.125%, 8/15/10                                         200        237,192
Morgan Stanley, 5.30%, 3/1/13                                             250        258,820
Target Corp., 7.50%, 8/15/10                                              250        302,739
Verizon Global Funding Corp., 7.375%, 9/1/12                              250        295,419
--------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST, $1,517,335)                                                $  1,652,220
--------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.5%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Series 1589,
Class N, 6.25%, 4/15/23                                       $           129   $    133,968
Federal Home Loan Mortgage Corp., Series 1614,
Class J, 6.25%, 11/15/22                                                   50         50,641
Federal Home Loan Mortgage Corp., Series 2098,
Class VA, 6.00%, 10/15/05                                                  68         70,331
Federal Home Loan Mortgage Corp., Series 2259,
Class VJ, 7.00%, 3/15/08                                                   38         37,864
Federal Home Loan Mortgage Corp., Series 2489,
Class MA, 5.00%, 12/15/12                                                 143        143,954
Federal Home Loan Mortgage Corp., Series 2631,
Class LA, 4.00%, 6/15/11                                                  500        512,014
Federal Home Loan Mortgage Corp., Series 2676,
Class JA, 4.00%, 8/15/13                                                  500        516,250
Federal National Mortgage Assn., Series 1994-1,
Class N, 6.50%, 7/25/13                                                    24         23,944
Federal National Mortgage Assn., Series 2001-80,
Class PB, 5.00%, 5/25/17                                                   15         15,008
Federal National Mortgage Assn., Series 2002-27,
Class DC, 5.50%, 5/25/09                                                   23         22,868
Federal National Mortgage Assn., Series 2002-57,
Class BA, 6.00%, 6/25/29                                                  278        285,631
Federal National Mortgage Assn., Series 2003-14,
Class AQ, 3.50%, 3/25/33                                                  288        292,961
Prudential Home Mortgage Securities, Series 1993-35,
Class A7, 6.75%, 9/25/08                                                   33         32,796
--------------------------------------------------------------------------------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (IDENTIFIED COST, $2,128,109)                                                $  2,138,230
--------------------------------------------------------------------------------------------

GOVERNMENT AGENCIES -- 16.5%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
Federal Home Loan Bank Corp., 5.25%, 2/13/04                  $           600   $    609,188
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11                         200        220,310
Federal National Mortgage Assn., 4.625%, 10/15/13                         635        643,125
Federal National Mortgage Assn., 4.375%, 9/15/12                          265        267,458
Federal National Mortgage Assn., 6.25%, 2/1/11                            250        281,366
--------------------------------------------------------------------------------------------

TOTAL GOVERNMENT AGENCIES
   (IDENTIFIED COST, $1,950,263)                                                $  2,021,447
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MORTGAGE-BACKED SECURITIES -- 0.3%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Pool #40402, 5.50%, 1/1/07                                    $            31   $     31,638
--------------------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST, $29,371)                                                   $     31,638
--------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 24.7%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
U.S. Treasury Bill, 0.00%, 3/4/04                             $         1,000   $    995,888
U.S. Treasury Note, 3.875%, 2/15/13                                       900        899,859
U.S. Treasury Note, 6.00%, 8/15/09                                        100        115,574
U.S. Treasury Strip, 0.00%, 5/15/05                                       950        931,139
U.S. Treasury Strip, 0.00%, 5/15/09                                        95         79,603
--------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $2,947,222)                                                $  3,022,063
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.2%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------
U.S. Treasury Bill, 0.94%, 10/30/03                           $         1,000   $    999,243
--------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $999,243)                                                $    999,243
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 96.6%
   (IDENTIFIED COST $11,510,668)                                                $ 11,814,126
--------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.4%                                          $    421,885
--------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $ 12,236,011
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of September 30, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investments, at value (identified cost, $11,510,668)                          $ 11,814,126
Cash                                                                               374,784
Receivable for Fund shares sold                                                     10,609
Receivable from the Administrator                                                   34,570
Interest receivable                                                                 40,520
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $ 12,274,609
------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                              $      9,574
Accrued expenses                                                                    29,024
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $     38,598
------------------------------------------------------------------------------------------
NET ASSETS                                                                    $ 12,236,011
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $ 11,898,082
Accumulated undistributed net realized gain (computed on the basis
   of identified cost)                                                              34,471
Net unrealized appreciation (computed on the basis of identified cost)             303,458
------------------------------------------------------------------------------------------
TOTAL                                                                         $ 12,236,011
------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                                    $ 11,220,219
SHARES OUTSTANDING                                                               1,115,593
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $      10.06
------------------------------------------------------------------------------------------

CLASS R SHARES

NET ASSETS                                                                    $  1,015,792
SHARES OUTSTANDING                                                                 101,018
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $      10.06
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2003

INVESTMENT INCOME

Interest                                                                      $    389,102
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $    389,102
------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $     44,516
Trustees' fees and expenses                                                            182
Distribution and service fees
   Class R                                                                             954
Legal and accounting services                                                       23,347
Custodian fee                                                                       15,413
Registration fees                                                                   28,031
Transfer and dividend disbursing agent fees                                          2,447
Printing and postage                                                                 1,113
Miscellaneous                                                                        2,902
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $    118,905
------------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator                                $     34,570
------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $     34,570
------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $     84,335
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $    304,767
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $    140,745
------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $    140,745
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $    (95,026)
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $    (95,026)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $     45,719
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    350,486
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED            PERIOD ENDED
IN NET ASSETS                                        SEPTEMBER 30, 2003    SEPTEMBER 30, 2002(1)
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $          304,767    $             192,928
   Net realized gain                                            140,745                  305,632
   Net change in unrealized
      appreciation (depreciation)                               (95,026)                 398,484
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $          350,486    $             897,044
------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                                        $         (399,843)   $            (224,028)
      Class R                                                    (5,774)                     (43)
   From net realized gain
      Class I                                                  (279,847)                      --
      Class R                                                       (66)                      --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $         (685,530)   $            (224,071)
------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                                        $        3,332,913    $          11,976,563
      Class R                                                 1,003,776                    2,510
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class I                                                   675,441                  224,028
      Class R                                                     5,840                       43
   Cost of shares redeemed
      Class I                                                (4,538,261)                (784,771)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $          479,709    $          11,418,373
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $          144,665    $          12,091,346
------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $       12,091,346    $                  --
------------------------------------------------------------------------------------------------
AT END OF YEAR                                       $       12,236,011    $          12,091,346
------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                                CLASS I
                                                                                     -----------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
                                                                                     -----------------------------
                                                                                        2003(1)        2002(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                                 $     10.370     $     10.000
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                $      0.279     $      0.166
Net realized and unrealized gain                                                            0.038            0.397
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                         $      0.317     $      0.563
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                           $     (0.369)    $     (0.193)
From net realized gain                                                                     (0.258)              --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                  $     (0.627)    $     (0.193)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                                       $     10.060     $     10.370
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                              3.20%            5.67%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                              $     11,220     $     12,089
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                              0.75%            0.75%(4)
   Net investment income                                                                     2.76%            3.91%(4)
Portfolio Turnover                                                                              1%              42%
------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                  1.06%            1.25%(4)
   Net investment income                                                                     2.45%            3.41%(4)
Net investment income per share                                                      $      0.248     $      0.145
------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distrbutions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                CLASS R
                                                                                     -----------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
                                                                                     -----------------------------
                                                                                        2003(1)        2002(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                                 $     10.370     $     10.000
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                $      0.152     $      0.146
Net realized and unrealized gain                                                            0.115            0.396
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                         $      0.267     $      0.542
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                           $     (0.319)    $     (0.172)
From net realized gain                                                                     (0.258)              --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                  $     (0.577)    $     (0.172)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                                       $     10.060     $     10.370
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                              2.69%            5.46%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                              $      1,016     $          3
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                              1.25%            1.25%(4)
   Net investment income                                                                     1.53%            3.43%(4)
Portfolio Turnover                                                                              1%              42%
------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                  1.56%            1.75%(4)
   Net investment income                                                                     1.22%            2.93%(4)
Net investment income per share                                                      $      0.121     $      0.125
------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

ATLANTA CAPITAL INTERMEDIATE BOND FUND as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Atlanta Capital Intermediate Bond Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   E OTHER -- Investment transactions are accounted for on a trade-date basis.

   F USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and primarily relate to the different treatment for paydown gains/losses on mortgage-backed and asset-backed securities.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED SEPTEMBER 30,
                                                      --------------------------
   CLASS I                                                2003           2002(1)
   -----------------------------------------------------------------------------
   Sales                                                 330,747       1,221,001
   Issued to shareholders electing to receive
   payments of distributions in Fund shares               67,036          21,941
   Redemptions                                          (448,417)        (76,715)
   -----------------------------------------------------------------------------

   NET INCREASE (DECREASE)                               (50,634)      1,166,227
   -----------------------------------------------------------------------------

                                                        YEAR ENDED SEPTEMBER 30,
                                                      --------------------------
   CLASS R                                                2003           2002(1)
   -----------------------------------------------------------------------------
   Sales                                                 100,177             251
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                  586               4
   -----------------------------------------------------------------------------

   NET INCREASE                                          100,763             255
   -----------------------------------------------------------------------------

   (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

   On May 1, 2002, the Fund received an in-kind contribution in return for 1,159,651 Class I shares of the Fund.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2003, the advisory fee amounted to $44,516. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. To enhance the net income of the Fund, the Administrator was allocated $34,570 of the Fund's operating expenses for the year ended September 30, 2003. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2003, EVM earned $30 in sub-transfer agent fees from the Fund.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $477 for Class R shares to or payable to EVD for the year ended September 30, 2003, representing 0.25% of the average daily net assets for Class R shares.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the year ended September 30, 2003 amounted to $477 for Class R shares.

6  PURCHASES AND SALES OF INVESTMENTS

   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $11,199,576, $4,845,490, and $4,906,322, respectively, for the year ended September 30, 2003.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                   $ 11,521,944
   -----------------------------------------------------------------------------

   Gross unrealized appreciation                                    $    303,059

   Gross unrealized depreciation                                         (10,877)
   -----------------------------------------------------------------------------

   NET UNREALIZED APPRECIATION                                      $    292,182
   -----------------------------------------------------------------------------

8  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

9  SHAREHOLDER MEETING (UNAUDITED)

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                       NUMBER OF SHARES
                                               -----------------------------
   NOMINEE FOR TRUSTEE                          AFFIRMATIVE        WITHHOLD
   -------------------------------------------------------------------------
   Jessica M. Bibliowicz                         1,079,364           534
   Donald R. Dwight                              1,079,364           534
   James B. Hawkes                               1,079,364           534
   Samuel L. Hayes, III                          1,079,364           534
   William H. Park                               1,079,364           534
   Norton H. Reamer                              1,079,364           534
   Lynn A. Stout                                 1,079,364           534

   Donald R. Dwight, retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

10 TAX INFORMATION (UNAUDITED)

   Pursuant to section 852 of the Internal Revenue Code, the Fund designates $30,364 as long-term capital gain dividends for the fiscal year ended September 30, 2003.

11 SUBSEQUENT EVENT

   Effective November 19, 2003, Atlanta Capital Intermediate Bond Fund will change its name to Eaton Vance-Atlanta Capital Intermediate Bond Fund.

ATLANTA CAPITAL INTERMEDIATE BOND FUND  as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE GROWTH TRUST AND INVESTORS OF ATLANTA CAPITAL INTERMEDIATE BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Atlanta Capital Intermediate Bond Fund (the "Fund") as of September 30, 2003, and the related statement of operations for the year ended September 30, 2003, and the statements of changes in net assets and the financial highlights for the year ended September 30, 2003 and for the period from the commencement of operations, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Atlanta Capital Intermediate Bond Fund at September 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

ATLANTA CAPITAL INTERMEDIATE BOND FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust), are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                     TERM OF                                          NUMBER OF PORTFOLIOS
                       POSITION(S)  OFFICE AND                                           IN FUND COMPLEX
     NAME AND           WITH THE    LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN BY
  DATE OF BIRTH          TRUST       SERVICE           DURING PAST FIVE YEARS              TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee    Since 1998  President and Chief Executive Officer          191                    None
11/28/59                                        of National Financial Partners
                                                (financial services company) (since
                                                April 1999). President and Chief
                                                Operating Officer of John A. Levin &
                                                Co. (registered investment adviser)
                                                (July 1997 to April 1999) and a
                                                Director of Baker, Fentress &
                                                Company, which owns John A. Levin &
                                                Co. (July 1997 to April 1999). Ms.
                                                Bibliowicz is an interested person
                                                because of her affiliation with a
                                                brokerage firm.

James B. Hawkes          Trustee    Since 1989  Chairman, President and Chief                  193               Director of EVC
11/9/41                                         Executive Officer of BMR, EVC, EVM
                                                and EV; Director of EV; Vice
                                                President and Director of EVD.
                                                Trustee and/or officer of 193
                                                registered investment companies in
                                                the Eaton Vance Fund Complex. Mr.
                                                Hawkes is an interested person
                                                because of his positions with BMR,
                                                EVM, EVC and EV, which are affiliates
                                                of the Trust.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee    Since 1989  Jacob H. Schiff Professor of                   193            Director of Tiffany
2/23/35                                         Investment Banking Emeritus, Harvard                           & Co. (specialty
                                                University Graduate School of                                    retailer) and
                                                Business Administration.                                         Telect,  Inc.
                                                                                                               (telecommunication
                                                                                                                services company)

William H. Park          Trustee    Since 2003  President and Chief Executive                  190                    None
9/19/47                                         Officer, Prizm Capital Management,
                                                LLC (investment management firm)
                                                (since 2002). Executive Vice
                                                President and Chief Financial
                                                Officer, United Asset Management
                                                Corporation (a holding company owning
                                                institutional investment management
                                                firms) (1982-2001).

Ronald A. Pearlman       Trustee    Since 2003  Professor of Law, Georgetown                   190                    None
7/10/40                                         University Law Center (since 1999).
                                                Tax Partner, Covington & Burling,
                                                Washington, DC (1991-2000).

                                     TERM OF                                          NUMBER OF PORTFOLIOS
                       POSITION(S)  OFFICE AND                                           IN FUND COMPLEX
     NAME AND           WITH THE    LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN BY
  DATE OF BIRTH          TRUST       SERVICE           DURING PAST FIVE YEARS              TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer         Trustee    Since 1989  President and Chief Executive Officer          193                    None
9/21/35                                         of Asset Management Finance Corp. (a
                                                specialty finance company serving the
                                                investment management industry)
                                                (since October 2003). President,
                                                Unicorn Corporation (an investment
                                                and financial advisory services
                                                company) (since September 2000).
                                                Formerly, Chairman, Hellman, Jordan
                                                Management Co., Inc. (an investment
                                                management company) (2000-2003).
                                                Formerly, Advisory Director of
                                                Berkshire Capital Corporation
                                                (investment banking firm)
                                                (2002-2003). Formerly Chairman of the
                                                Board, United Asset Management
                                                Corporation (a holding company owning
                                                institutional investment management
                                                firms) and Chairman, President and
                                                Director, UAM Funds (mutual funds)
                                                (1980-2000).

Lynn A. Stout            Trustee    Since 1998  Professor of Law, University of                193                    None
9/14/57                                         California at Los Angeles School of
                                                Law (since July 2001). Formerly,
                                                Professor of Law, Georgetown
                                                University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                             TERM OF
                                   POSITION(S)              OFFICE AND
     NAME AND                       WITH THE                LENGTH OF                       PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH                      TRUST                   SERVICE                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.                 President              Since 2002(2)            Executive Vice President of EVM, BMR,
5/31/58                                                                             EVC and EV; Chief Investment Officer of
                                                                                    EVM and BMR and Director of EVC. Chief
                                                                                    Executive Officer of Belair Capital Fund
                                                                                    LLC, Belcrest Capital Fund LLC, Belmar
                                                                                    Capital Fund LLC, Belport Capital Fund
                                                                                    LLC and Belrose Capital Fund LLC
                                                                                    (private investment companies sponsored
                                                                                    by EVM). Officer of 53 registered
                                                                                    investment companies managed by EVM or
                                                                                    BMR.

Gregory L. Coleman               Vice President             Since 2001              Partner of Atlanta Capital. Officer of
10/28/49                                                                            10 registered investment companies
                                                                                    managed by EVM or BMR.

James A. Womack                  Vice President             Since 2001              Vice President of Atlanta Capital.
11/20/68                                                                            Officer of 10 registered investment
                                                                                    companies managed by EVM or BMR.

Alan R. Dynner                      Secretary               Since 1997              Vice President, Secretary and Chief
10/10/40                                                                            Legal Officer of BMR, EVM, EVD, EV and
                                                                                    EVC. Officer of 193 registered
                                                                                    investment companies managed by EVM or
                                                                                    BMR.

James L. O'Connor                   Treasurer               Since 1989              Vice President of BMR, EVM and EVD.
4/1/45                                                                              Officer of 115 registered investment
                                                                                    companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

          INVESTMENT ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


              SUB-ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
                         ATLANTA CAPITAL MANAGEMENT LLC
                           1349 West Peachtree Street
                                   Suite 1600
                                Atlanta, GA 30309


             ADMINISTRATOR OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                     TRANSFER AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1443-11/03                                                                AIBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST (ON BEHALF OF ATLANTA CAPITAL INTERMEDIATE BOND FUND)


By:     /S/ Thomas E. Faust Jr.
        ------------------------------
        Thomas E. Faust Jr.
        President


Date:   November 17, 2003
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ James L. O'Connor
        ------------------------------
        James L. O'Connor
        Treasurer


Date:   November 17, 2003
        -----------------


By:     /S/ Thomas E. Faust Jr.
        ------------------------------
        Thomas E. Faust Jr.
        President


Date:   November 17, 2003
        -----------------